Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2011
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service, Inc. (Moody's)) or be of comparable quality as we determine.

Supplement [Text Block]	dprtx_SupplementTextBlock

DELAWARE POOLED® TRUST

The Global Real Estate Securities Portfolio
The Real Estate Investment Trust Portfolio II
(each, a "Portfolio" and collectively, the "Portfolios")

Supplement to the Portfolios' Prospectus dated March 1, 2011

The following replaces the sixth paragraph in the section entitled, "Portfolio summary: The Real Estate Investment Trust Portfolio II - What are the Portfolio's investment strategies?":

 The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service, Inc. (Moody's)) or be of comparable quality as we determine.

Please keep this Supplement for future reference.

This Supplement is dated July 29, 2011.